Financial Instruments with Off-Balance Sheet Risk (Summary of Financial Instrument Commitments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments to Grant Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 72,755	$ 77,023
Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	14,468	3,150
Outstanding Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 2,749	$ 2,541